Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2022	Jun. 30, 2021	Jun. 30, 2020
Current assets:
Cash and cash equivalents	$ 42,396,000	$ 12,066,000	$ 1,706,000
Accounts receivable, net	32,461,000	1,327,000	841,000
Other assets - short term portion	150,000	1,000	1,000
Prepaid expenses	221,000	670,000	143,000
Total current assets	75,228,000	14,064,000	2,691,000
Other assets -long term portion	1,447,000	626,000
Property and equipment, net	642,000	343,000	344,000
Operating lease right-of-use assets	9,543,000	6,887,000	8,297,000
Intangible assets, net	72,864,000	2,603,000	4,191,000
Goodwill	60,896,000	19,368,000	17,362,000
Total assets	220,620,000	43,891,000	33,500,000
Current liabilities:
Accounts payable and accrued expenses	40,808,000	8,363,000	8,137,000
Convertible notes payable	50,000	50,000	1,435,000
Note payable - related party - short term portion	120,000	200,000	452,000
Due to related parties	0	41,000	0
Contract liabilities	21,057,000	5,973,000	5,031,000
Operating lease liability - short term portion	3,781,000	3,344,000	2,255,000
Bank loan net of debt discount - short term portion	1,461,000	0
Derivative liabilities	1,000	13,000	0
Taxes payable	100,000	62,000	0
Stimulus loan programs- short term portion	0	22,000	0
Total current liabilities	67,378,000	18,068,000	17,310,000
Long term liabilities:
Operating lease liability - long term portion	10,514,000	5,835,000	7,003,000
Preferred stock liability	15,998,000	0
Warrant liability	30,639,000	0
Bank loan net of debt discount - long term portion	65,824,000
Acquisition liability	5,000,000	0
Stimulus loan programs - long term portion	0	547,000	0
Other long-term liabilities	0	477,000	0
Note payable - related party - long term portion		0	1,975,000
Rental deposits	124,000	119,000	105,000
Liabilities of discontinued operations - long term portion	107,000	107,000	107,000
Total liabilities	195,584,000	25,153,000	26,500,000
Commitment and contingencies (Note 10 &11)		0	0
Stockholders' equity:
Common stock, ($0.001 par value: 800,000,000 shares authorized; 64,159,616 and 39,496,588 shares issued and outstanding as of March 31, 2022 and June 30, 2021, respectively)	64,000	40,000	16,000
Additional paid-in-capital	232,836,000	204,788,000	176,262,000
Stock payable	0	1,210,000	1,300,000
Accumulated deficit	(207,526,000)	(186,889,000)	(170,892,000)
Other Comprehensive Loss	(350,000)	(418,000)	253,000
Total stockholders' equity	25,036,000	18,738,000	7,000,000
Total liabilities and stockholders' equity	220,620,000	43,891,000	33,500,000
Series A Preferred Stock [Member]
Stockholders' equity:
Preferred stock, value		7,000	7,000
Series B Preferred Stock [Member]
Stockholders' equity:
Preferred stock, value		0	25,000
Series C Preferred Stock [Member]
Stockholders' equity:
Preferred stock, value		0	9,000
Series D Preferred Stock [Member]
Stockholders' equity:
Preferred stock, value		0	20,000
Series A Convertible Preferred Stocks [Member]
Stockholders' equity:
Preferred Stock value	70,000	7,000	$ 7,000
Series E Convertible Preferred Stocks [Member]
Stockholders' equity:
Preferred Stock value	$ 5,000	$ 0